Schedule H, Line 4i - Schedule of Assets (Held at End of Year) 2 (Details) - EBP 34-0214400 002 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Asset Held for Investment	$ 67,643,938
Minimum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Maximum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
EBP, Asset Held for Investment, Participant Loan, Maturity Date	Dec. 31, 2038
Mutual Fund [Member]
Current value	$ 33,113,532
EBP, Pooled Separate Account [Member]
Current value	$ 27,513,354